Investments Investments - Distribution of Commercial Mortgage and Middle Market Loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commercial mortgage loans
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 312.1	$ 211.5
Middle market loans
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 106.9	$ 65.4
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Concentration risk percentage	100.00%	100.00%
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk | Apartment
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 115.3	$ 101.6
Concentration risk percentage	36.90%	48.10%
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk | Hotel
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 108.0	$ 68.8
Concentration risk percentage	34.60%	32.50%
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk | Office building
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 42.1	$ 33.9
Concentration risk percentage	13.50%	16.00%
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk | Other commercial
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 41.4	$ 7.2
Concentration risk percentage	13.30%	3.40%
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk | Retail
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 3.3	$ 0.0
Concentration risk percentage	1.10%	0.00%
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk | Industrial
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 2.0	$ 0.0
Concentration risk percentage	0.60%	0.00%
Investment, Net Carrying Value | Commercial mortgage loans | Geographic Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Concentration risk percentage	100.00%	100.00%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Concentration risk percentage	100.00%	100.00%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Materials
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 19.8	$ 20.9
Concentration risk percentage	18.50%	32.00%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Financials
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 53.1	$ 6.1
Concentration risk percentage	49.70%	9.30%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Industrials
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 18.7	$ 18.7
Concentration risk percentage	17.50%	28.50%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Consumer discretionary
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 4.9	$ 4.3
Concentration risk percentage	4.60%	6.60%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Energy
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 5.7	$ 5.6
Concentration risk percentage	5.30%	8.60%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Consumer staples
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 0.0	$ 4.9
Concentration risk percentage	0.00%	7.50%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Information technology
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 4.7	$ 4.9
Concentration risk percentage	4.40%	7.50%
Investment, Net Carrying Value | Middle market loans | Geographic Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Concentration risk percentage	100.00%	100.00%
U.S. | Investment, Net Carrying Value | Commercial mortgage loans | Geographic Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 269.8	$ 183.7
Concentration risk percentage	86.40%	86.90%
U.S. | Investment, Net Carrying Value | Middle market loans | Geographic Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 64.1	$ 56.2
Concentration risk percentage	59.90%	85.90%
International | Investment, Net Carrying Value | Commercial mortgage loans | Geographic Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 42.3	$ 27.8
Concentration risk percentage	13.60%	13.10%
International | Investment, Net Carrying Value | Middle market loans | Geographic Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 42.8	$ 9.2
Concentration risk percentage	40.10%	14.10%